UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: January 31, 2018

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS†† — 58.6%
CONSUMER DISCRETIONARY — 9.8%
American Honda Finance MTN
1.20%, 7/12/19	$300,000	$296,236
Comcast
5.15%, 3/1/20	350,000	381,488
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	500,000	499,946
Ford Motor Credit LLC
2.68%, 1/9/20	200,000	201,717
2.55%, 10/5/18	825,000	830,588
2.02%, 5/3/19	600,000	598,388
Ford Motor Credit LLC MTN
2.94%, 1/8/19	200,000	202,501
General Motors Financial
2.35%, 10/4/19	200,000	199,813
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	365,000	359,952
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	200,000	200,619
Time Warner
4.88%, 3/15/20	100,000	107,251
2.10%, 6/1/19	425,000	425,782
Toyota Motor Credit
1.95%, 4/17/20	400,000	400,400
Volkswagen Group of America Finance LLC
2.13%, 5/23/19 (A)	200,000	199,612
		4,904,293
CONSUMER STAPLES — 3.2%
Anheuser-Busch InBev Finance
1.90%, 2/1/19	1,150,000	1,152,406
CVS Health
2.80%, 7/20/20	125,000	127,357
2.25%, 12/5/18	300,000	302,177
		1,581,940
ENERGY — 4.6%
Chevron
1.56%, 5/16/19	250,000	249,735
Enterprise Products Operating LLC
6.50%, 1/31/19	100,000	107,639
2.55%, 10/15/19	250,000	252,401
1.65%, 5/7/18	300,000	299,688
Magellan Midstream Partners
6.55%, 7/15/19	300,000	327,631
Petro-Canada
6.05%, 5/15/18	150,000	156,435
Shell International Finance
2.13%, 5/11/20	200,000	200,968
1.38%, 5/10/19	425,000	421,719
TransCanada PipeLines
3.13%, 1/15/19	275,000	280,531
		2,296,747
FINANCIALS — 25.1%
Bank of America MTN
2.63%, 10/19/20	575,000	578,701
2.60%, 1/15/19	925,000	934,440
Bank of Montreal MTN
1.50%, 7/18/19	700,000	692,833
Bank of Nova Scotia
2.05%, 6/5/19	750,000	752,560
1.95%, 1/15/19	250,000	250,774
BB&T MTN
2.25%, 2/1/19	645,000	649,603
Berkshire Hathaway Finance
1.30%, 8/15/19	300,000	298,149
Citigroup
2.50%, 9/26/18	1,000,000	1,008,159
2.50%, 7/29/19	350,000	353,190
2.40%, 2/18/20	500,000	502,593
2.35%, 8/2/21	100,000	98,725
1.95%, 1/10/20	100,000	100,441
Commonwealth Bank of Australia NY
2.25%, 3/13/19	155,000	156,053
Goldman Sachs Group
2.63%, 1/31/19	750,000	758,708
1.88%, 12/27/20	150,000	149,825
HSBC Holdings PLC
3.40%, 3/8/21	200,000	205,431
JPMorgan Chase
2.55%, 3/1/21	300,000	301,422
2.20%, 10/22/19	900,000	903,897
1.85%, 3/22/19	550,000	549,951
1.66%, 3/9/21	150,000	149,512
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	312,645
Metropolitan Life Global Funding I MTN
1.95%, 12/3/18 (A)	150,000	150,251
Royal Bank of Canada MTN
2.15%, 3/15/19	360,000	362,087
2.15%, 3/6/20	150,000	150,427
2.00%, 12/10/18	400,000	401,518
1.63%, 4/15/19	400,000	398,172
US Bancorp MTN
2.20%, 4/25/19	200,000	201,805
Wells Fargo
2.13%, 4/22/19	875,000	879,561
Wells Fargo MTN
2.60%, 7/22/20	225,000	227,793
		12,479,226
HEALTH CARE — 2.4%
Abbott Laboratories
2.35%, 11/22/19	700,000	703,791
Amgen
2.20%, 5/22/19	500,000	503,176
		1,206,967
INDUSTRIALS — 1.9%
GE Capital International Funding Unlimited
2.34%, 11/15/20	400,000	402,621
General Electric Capital MTN
2.20%, 1/9/20	250,000	252,958
John Deere Capital MTN
1.65%, 10/15/18	167,000	167,133
Lockheed Martin
2.50%, 11/23/20	100,000	101,165
		923,877
INFORMATION TECHNOLOGY — 1.2%
Apple
1.70%, 2/22/19	275,000	276,212
Microsoft
1.10%, 8/8/19	325,000	321,837
		598,049

1

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REAL ESTATE — 2.4%
Boston Properties
3.70%, 11/15/18	$443,000	$453,683
Simon Property Group
2.20%, 2/1/19	250,000	251,695
Ventas Realty
2.00%, 2/15/18	495,000	495,918
		1,201,296
TELECOMMUNICATION SERVICES — 6.1%
AT&T
2.45%, 6/30/20	375,000	375,555
2.30%, 3/11/19	750,000	753,523
2.08%, 6/30/20	250,000	253,787
Cisco Systems
1.85%, 9/20/21	50,000	49,425
Verizon Communications
3.65%, 9/14/18	775,000	794,327
2.95%, 3/15/22 (A)	50,000	50,263
2.87%, 9/14/18	750,000	765,312
		3,042,192
UTILITIES — 1.9%
Duke Energy Carolinas LLC
7.00%, 11/15/18	250,000	270,115
MidAmerican Energy
2.40%, 3/15/19	150,000	151,739
PacifiCorp
5.65%, 7/15/18	220,000	230,322
5.50%, 1/15/19	280,000	297,511
		949,687
TOTAL CORPORATE OBLIGATIONS		29,184,274
U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Inflation Indexed Bond
0.13%, 4/15/20	572,132	578,863
U.S. Treasury Note
1.38%, 8/31/20	350,000	348,018
1.25%, 12/15/18 to 2/29/20	3,040,000	3,036,761
1.13%, 1/15/19 to 4/30/20	2,775,000	2,763,716
1.00%, 9/15/18 to 6/30/19	1,535,000	1,527,974
0.88%, 10/15/18 to 5/15/19	2,800,000	2,780,820
0.75%, 8/15/19	1,100,000	1,085,605
U.S. Treasury STRIPS
1.22%, 11/15/18 (B)	750,000	736,233
1.18%, 8/15/18 (B)	750,000	738,145

TOTAL U.S. TREASURY OBLIGATIONS		13,596,135
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 6.7%
FANNIE MAE — 3.7%
10.00%, 2/1/25 (C)	838	846
9.50%, 8/1/22 (C)	445	450
7.50%, 3/1/31 (C)	18,738	19,521
7.00%, 6/1/17 to 7/1/31 (C)	5,124	5,135
6.50%, 7/1/17 to 11/1/37 (C)	382,298	417,459
6.00%, 8/1/17 to 9/1/24 (C)	116,541	122,514
5.50%, 6/1/18 to 6/1/24 (C)	223,094	233,596
5.00%, 3/1/23 (C)	7,186	7,657
4.50%, 5/1/18 to 1/1/19 (C)	45,942	47,118
4.00%, 5/1/23 (C)	70,939	73,996
3.76%, 6/25/21 (C)	188,391	198,214
2.32%, 11/25/18 (C)	522,517	525,960
1.80%, 12/25/19 (C)	200,000	200,582
		1,853,048
FREDDIE MAC — 1.3%
9.00%, 7/1/30 (C)	2,886	3,314
7.00%, 7/1/17 (C)	177	177
6.50%, 2/1/19 (C)	512	514
6.00%, 11/1/17 to 8/1/24 (C)	50,642	52,908
5.50%, 12/1/17 to 2/1/37 (C)	332,872	351,923
5.00%, 10/1/23 (C)	12,951	13,297
4.50%, 4/1/21 to 1/1/25 (C)	16,825	17,744
3.00%, 9/1/21 (C)	210,808	217,184
		657,061
GINNIE MAE — 1.7%
7.00%, 12/15/23 to 12/15/38	178,197	196,363
6.50%, 3/15/23 to 7/15/29	21,313	22,575
6.00%, 6/15/18 to 2/15/32	181,835	189,561
5.50%, 10/15/23	271,223	288,148
4.50%, 11/15/23 to 7/15/24	101,502	105,026
4.00%, 3/15/19	17,967	18,157
		819,830
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		3,329,939
REGIONAL GOVERNMENT OBLIGATIONS — 4.3%
Province of Ontario Canada
2.00%, 1/30/19	1,450,000	1,460,078
1.65%, 9/27/19	200,000	199,632
Province of Quebec Canada
3.50%, 7/29/20	450,000	472,920

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,132,630
U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
FANNIE MAE, DISCOUNT NOTE — 0.7%
1.44%, 10/9/19 (B)(C)	375,000	358,865

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		358,865
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	111,228

TOTAL MUNICIPAL OBLIGATION		111,228
REPURCHASE AGREEMENT — 2.3%
Counterparty: Bank of Nova Scotia
0.80% dated 4/28/17, due 5/1/17
in the amount of $1,138,076, fully collateralized by U.S. Government Obligations, par value $160,000 - $716,000, coupon range 0.75% - 1.44%, maturity range 8/28/17 - 3/29/19, value $1,160,926	1,138,000	1,138,000
TOTAL REPURCHASE AGREEMENT		1,138,000
TOTAL INVESTMENTS
(Cost $49,759,538)† — 100.1%		49,851,071
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(68,683)
NET ASSETS — 100.0%		$49,782,388

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $49,759,538, and the unrealized appreciation and depreciation were $171,587 and $(80,054), respectively.

2

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2017 (unaudited)

††	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $1,773,288 or 3.6% of net assets of the Fund.
(B)	The rate shown is the effective yield at time of purchase.
(C)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

STRIPS — Separately Traded Registered Interest and Principal Securities

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

3

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 46.8%
CONSUMER DISCRETIONARY — 4.7%
21st Century Fox America
3.00%, 9/15/22	$125,000	$126,631
Comcast
3.15%, 3/1/26	75,000	74,536
2.35%, 1/15/27	55,000	51,012
Ford Motor Credit LLC
2.68%, 1/9/20	200,000	201,717
2.55%, 10/5/18	275,000	276,863
2.02%, 5/3/19	125,000	124,664
General Motors Financial
2.35%, 10/4/19	100,000	99,906
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	145,000	142,995
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	100,000	100,309
Time Warner
4.88%, 3/15/20	75,000	80,438
3.60%, 7/15/25	200,000	198,802
2.10%, 6/1/19	300,000	300,552
Toyota Motor Credit MTN
1.90%, 4/8/21	100,000	99,130
		1,877,555
CONSUMER STAPLES — 2.2%
Anheuser-Busch InBev Finance
4.70%, 2/1/36	50,000	53,638
3.65%, 2/1/26	100,000	101,903
2.65%, 2/1/21	125,000	126,534
CVS Health
2.75%, 12/1/22	284,000	284,212
PepsiCo
3.10%, 7/17/22	300,000	310,637
		876,924
ENERGY — 7.0%
Canadian Natural Resources
3.80%, 4/15/24	248,000	250,969
ConocoPhillips
3.35%, 11/15/24	205,000	208,016
Enbridge Energy Partners
4.38%, 10/15/20	50,000	52,728
Enterprise Products Operating LLC
6.50%, 1/31/19	50,000	53,819
3.75%, 2/15/25	225,000	230,400
3.35%, 3/15/23	76,000	77,824
2.55%, 10/15/19	88,000	88,845
Husky Energy
3.95%, 4/15/22	125,000	130,611
Kinder Morgan Energy Partners
3.95%, 9/1/22	100,000	103,155
2.65%, 2/1/19	445,000	448,917
Magellan Midstream Partners
6.55%, 7/15/19	100,000	109,210
5.00%, 3/1/26	50,000	55,652
Phillips 66
4.30%, 4/1/22	180,000	194,061
Shell International Finance
2.13%, 5/11/20	320,000	321,549
TransCanada PipeLines
4.63%, 3/1/34	100,000	106,734
3.13%, 1/15/19	250,000	255,028
2.50%, 8/1/22	125,000	124,136
		2,811,654
FINANCIALS — 22.1%
Bank of America MTN
4.10%, 7/24/23	180,000	189,224
4.00%, 4/1/24	50,000	52,095
3.30%, 1/11/23	125,000	127,070
3.12%, 1/20/23	375,000	378,915
2.63%, 10/19/20	325,000	327,092
Bank of Montreal MTN
2.10%, 12/12/19	400,000	401,948
Bank of New York Mellon MTN
2.60%, 2/7/22	300,000	301,951
Bank of Nova Scotia
4.50%, 12/16/25	185,000	195,537
2.45%, 3/22/21	300,000	301,697
Berkshire Hathaway
2.75%, 3/15/23	100,000	101,116
CDP Financial
4.40%, 11/25/19 (A)	100,000	106,062
Citigroup
3.75%, 6/16/24	242,000	248,491
3.40%, 5/1/26	175,000	172,676
2.40%, 2/18/20	399,000	401,070
2.35%, 8/2/21	250,000	246,814
Goldman Sachs Group
3.50%, 1/23/25	175,000	175,774
2.63%, 1/31/19	600,000	606,966
HSBC Holdings PLC
3.40%, 3/8/21	200,000	205,431
JPMorgan Chase
4.95%, 3/25/20	75,000	80,948
3.20%, 1/25/23	255,000	259,094
3.20%, 6/15/26	75,000	73,525
2.95%, 10/1/26	175,000	168,121
2.55%, 3/1/21	125,000	125,592
2.40%, 6/7/21	250,000	249,500
2.20%, 10/22/19	325,000	326,407
Manulife Financial
4.15%, 3/4/26	75,000	79,505
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	200,000	211,673
3.00%, 1/10/23 (A)	100,000	101,375
2.30%, 4/10/19 (A)	236,000	238,014
PNC Bank
2.25%, 7/2/19	140,000	140,984
1.95%, 3/4/19	250,000	250,593
PNC Bank MTN
3.25%, 6/1/25	75,000	76,170
Royal Bank of Canada MTN
4.65%, 1/27/26	200,000	213,580
2.75%, 2/1/22	300,000	305,151
2.15%, 3/6/20	560,000	561,595
US Bancorp MTN
3.10%, 4/27/26	125,000	123,851
Wells Fargo
3.00%, 4/22/26	125,000	120,919

4

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wells Fargo MTN
4.10%, 6/3/26	$155,000	$160,654
3.45%, 2/13/23	515,000	524,297
		8,931,477
HEALTH CARE — 1.4%
Abbott Laboratories
2.90%, 11/30/21	175,000	176,675
2.35%, 11/22/19	250,000	251,354
Amgen
2.60%, 8/19/26	75,000	70,181
1.85%, 8/19/21	70,000	68,387
		566,597
INDUSTRIALS — 4.1%
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	50,000	51,007
GE Capital International Funding Unlimited
3.37%, 11/15/25	170,000	176,483
2.34%, 11/15/20	200,000	201,310
General Electric Capital MTN
2.20%, 1/9/20	250,000	252,958
Lockheed Martin
3.60%, 3/1/35	100,000	96,812
3.55%, 1/15/26	250,000	257,886
Norfolk Southern
2.90%, 6/15/26	175,000	170,242
Raytheon
3.13%, 10/15/20	228,000	236,093
2.50%, 12/15/22	225,000	226,481
		1,669,272
INFORMATION TECHNOLOGY — 0.8%
Apple
3.20%, 5/13/25	75,000	76,725
Cisco Systems
2.20%, 9/20/23	100,000	97,893
Microsoft
3.45%, 8/8/36	100,000	96,121
3.30%, 2/6/27	55,000	56,510
		327,249
REAL ESTATE — 0.2%
Boston Properties
2.75%, 10/1/26	100,000	93,548

TELECOMMUNICATION SERVICES — 3.2%
AT&T
5.80%, 2/15/19	165,000	175,739
4.50%, 5/15/35	110,000	104,181
4.13%, 2/17/26	75,000	76,419
3.60%, 2/17/23	40,000	40,781
2.45%, 6/30/20	250,000	250,370
2.08%, 6/30/20	100,000	101,515
Verizon Communications
5.15%, 9/15/23	172,000	190,351
4.40%, 11/1/34	125,000	119,636
3.50%, 11/1/24	50,000	50,033
2.95%, 3/15/22 (A)	149,000	149,783
2.63%, 8/15/26	50,000	45,825
		1,304,633
UTILITIES — 1.1%
Duke Energy Carolinas LLC
4.00%, 9/30/42	35,000	34,975
MidAmerican Energy
3.50%, 10/15/24	265,000	277,623
PacifiCorp
2.95%, 2/1/22	125,000	127,801
		440,399
TOTAL CORPORATE OBLIGATIONS		18,899,308
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 23.5%
FANNIE MAE — 19.1%
6.00%, 10/1/38 (B)	38,354	44,003
5.50%, 2/1/38 (B)	31,594	35,238
5.00%, 6/1/40 (B)	171,356	188,114
4.50%, 4/1/41 to 9/1/43 (B)	571,018	616,938
4.00%, 2/1/26 to 11/1/44 (B)	1,033,254	1,094,073
3.76%, 6/25/21 (B)	198,306	208,647
3.76%, 7/25/21 (B)	200,000	210,182
3.50%, 12/1/25 to 2/1/46 (B)	2,107,210	2,192,772
3.09%, 4/25/27 (B)	100,000	101,559
3.00%, 3/1/31 to 10/1/43 (B)	2,085,031	2,104,354
2.92%, 8/25/21 (B)	135,000	138,184
2.72%, 10/25/24 (B)	310,000	311,921
2.61%, 10/25/21 (B)	370,000	377,884
2.50%, 3/1/26 (B)	71,553	72,819
		7,696,688
FREDDIE MAC — 1.7%
5.00%, 8/1/35 to 4/1/40 (B)	424,940	468,015
4.00%, 6/1/25 (B)	81,258	85,473
3.50%, 1/1/41 (B)	140,136	144,763
		698,251
GINNIE MAE — 2.7%
5.50%, 4/15/35	61,221	69,043
4.50%, 10/15/40	39,483	42,338
4.00%, 10/15/40 to 7/15/45	368,733	391,217
3.50%, 12/15/40 to 8/15/42	575,639	599,470
		1,102,068
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		9,497,007
U.S. TREASURY OBLIGATIONS — 18.9%
U.S. Treasury Bond
5.25%, 11/15/28	380,000	490,022
4.75%, 2/15/37	225,000	297,295
4.25%, 5/15/39	645,000	797,734
3.13%, 11/15/41	215,000	222,928
2.75%, 11/15/42	1,500,000	1,447,558
2.50%, 5/15/46	685,000	622,119
U.S. Treasury Inflation Indexed Bond
1.00%, 2/15/46	123,372	126,376
0.38%, 7/15/25	225,993	227,917
0.13%, 4/15/21	272,375	274,971
U.S. Treasury Note
2.75%, 2/15/24	340,000	354,490
2.25%, 2/15/27	50,000	49,853
2.13%, 5/15/25	125,000	124,233
2.00%, 11/15/21 to 11/15/26	220,000	219,123
1.50%, 1/31/22	377,000	371,816
1.38%, 9/30/23	250,000	239,951
1.25%, 2/29/20 to 3/31/21	425,000	419,858
1.13%, 1/15/19	565,000	563,985
1.00%, 11/30/18	200,000	199,297
U.S. Treasury STRIPS
2.03%, 11/15/31 (C)	130,000	88,052
2.00%, 11/15/21 (C)	100,000	91,944

5

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
1.49%, 5/15/20 (C)	$400,000	$382,018

TOTAL U.S. TREASURY OBLIGATIONS		7,611,540
REGISTERED INVESTMENT COMPANIES — 4.1%
iShares 10+ Year Credit Bond Fund ETF	6,400	383,616
iShares MBS ETF	12,042	1,288,373

TOTAL REGISTERED INVESTMENT COMPANIES		1,671,989
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
FANNIE MAE — 1.7%
6.63%, 11/15/30 (B)	470,000	669,907

FANNIE MAE, DISCOUNT NOTE — 0.5%
1.32%, 10/9/19 (B)(C)	225,000	215,319

TENNESSEE VALLEY AUTHORITY — 0.2%
5.88%, 4/1/36	75,000	101,462

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		986,688
REGIONAL GOVERNMENT OBLIGATIONS — 1.8%
Province of Ontario Canada
2.00%, 1/30/19	595,000	599,135
Province of Quebec Canada
2.75%, 8/25/21	125,000	128,517

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		727,652
REPURCHASE AGREEMENT — 2.2%
Counterparty: Bank of Nova Scotia
0.80% dated 4/28/17, due 5/1/17
in the amount of $866,058, fully
collateralized by U.S. Government
Obligations, par value $174,000 -
$710,000, coupon range 0.88% -
1.05%, maturity range 10/26/17 -
5/25/18, value $883,843	866,000	866,000
TOTAL REPURCHASE AGREEMENT		866,000
TOTAL INVESTMENTS
(Cost $40,504,461)† — 99.7%		40,260,184
OTHER ASSETS AND LIABILITIES, NET — 0.3%		127,327
NET ASSETS — 100.0%		$40,387,511

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $40,504,461, and the unrealized appreciation and depreciation were $186,270 and $(430,547), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $1,050,211 or 2.6% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MBS — Mortgage Backed Security

MTN — Medium Term Note

PLC — Public Limited Company

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$18,899,308	$—	$18,899,308
U.S. Government Mortgage Backed Obligations	—	9,497,007	—	9,497,007
U.S. Treasury Obligations	—	7,611,540	—	7,611,540
Registered Investment Companies	1,671,989	—	—	1,671,989
U.S. Government Agency Obligations	—	986,688	—	986,688
Regional Government Obligations	—	727,652	—	727,652
Repurchase Agreement	—	866,000	—	866,000
Total Investments in Securities	$1,671,989	$38,588,195	$—	$40,260,184

For the period ended of April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

6

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 90.1%
CONSUMER DISCRETIONARY — 22.7%
Altice Financing
6.63%, 2/15/23 (A)	$40,000	$42,350
Best Buy
5.50%, 3/15/21	160,000	174,022
CCO Holdings LLC
5.25%, 9/30/22	30,000	31,125
5.13%, 5/1/23 (A)	71,000	74,106
Charter Communications Operating LLC
4.46%, 7/23/22	55,000	58,411
Dana
5.50%, 12/15/24	10,000	10,175
Dana Financing Luxembourg Sarl
6.50%, 6/1/26 (A)	95,000	99,512
DISH DBS
7.88%, 9/1/19	129,000	143,190
4.63%, 7/15/17	73,000	73,274
GameStop
6.75%, 3/15/21 (A)	88,000	89,980
Goodyear Tire & Rubber
7.00%, 5/15/22	117,000	121,270
L Brands
8.50%, 6/15/19	117,000	130,455
6.63%, 4/1/21	10,000	11,000
5.63%, 2/15/22	40,000	42,250
Lear
4.75%, 1/15/23	146,000	151,283
Levi Strauss
6.88%, 5/1/22	58,000	59,994
Mattamy Group
6.50%, 11/15/20 (A)	73,000	75,007
PVH
4.50%, 12/15/22	184,000	188,600
Shearers Foods
9.00%, 11/1/19 (A)	55,000	57,544
Sinclair Televison Group
5.38%, 4/1/21	188,000	193,405
Sirius XM Radio
5.75%, 8/1/21 (A)	10,000	10,375
5.25%, 8/15/22 (A)	29,000	29,798
4.63%, 5/15/23 (A)	73,000	74,278
4.25%, 5/15/20 (A)	43,000	43,430
TEGNA
6.38%, 10/15/23	10,000	10,625
4.88%, 9/15/21 (A)	50,000	51,625
		2,047,084
CONSUMER STAPLES — 2.3%
Constellation Brands
7.25%, 5/15/17	88,000	88,168
3.75%, 5/1/21	109,000	113,308
		201,476
ENERGY — 1.6%
Chesapeake Energy
8.00%, 12/15/22 (A)	68,000	71,655
Precision Drilling
6.50%, 12/15/21	73,000	73,913
		145,568
FINANCIALS — 7.3%
Ally Financial
7.50%, 9/15/20	93,000	104,974
6.25%, 12/1/17	58,000	59,450
3.75%, 11/18/19	70,000	71,217
3.60%, 5/21/18	10,000	10,126
3.25%, 11/5/18	50,000	50,500
CIT Group
6.63%, 4/1/18 (A)	15,000	15,682
5.50%, 2/15/19 (A)	91,000	96,119
3.88%, 2/19/19	108,000	110,970
MSCI
5.25%, 11/15/24 (A)	130,000	137,800
		656,838
HEALTH CARE — 5.3%
CHS
5.13%, 8/1/21	30,000	29,737
HCA
6.50%, 2/15/20	209,000	229,390
5.88%, 3/15/22	20,000	22,175
5.25%, 6/15/26	50,000	53,313
Hologic
5.25%, 7/15/22 (A)	100,000	105,375
Kinetic Concepts
7.88%, 2/15/21 (A)	20,000	21,325
Valeant Pharmaceuticals International
6.75%, 8/15/18 (A)	17,000	16,958
		478,273
INDUSTRIALS — 11.8%
AECOM
5.75%, 10/15/22	114,000	119,842
Bombardier
8.75%, 12/1/21 (A)	75,000	83,437
Hertz
6.75%, 4/15/19	19,000	18,953
6.25%, 10/15/22	10,000	9,225
5.88%, 10/15/20	140,000	130,550
5.50%, 10/15/24 (A)	40,000	34,500
International Lease Finance
6.25%, 5/15/19	55,000	59,282
3.88%, 4/15/18	30,000	30,553
Navistar International
8.25%, 11/1/21	78,000	78,975
Nielsen Finance
4.50%, 10/1/20	73,000	74,369
Nielsen Finance LLC
5.00%, 4/15/22 (A)	131,000	134,766
Nielsen Luxembourg
5.50%, 10/1/21 (A)	22,000	22,853
5.00%, 2/1/25 (A)	10,000	10,013
RR Donnelley & Sons
7.88%, 3/15/21	123,000	132,840
7.00%, 2/15/22	19,000	19,475
6.50%, 11/15/23	36,000	35,145
WESCO Distribution
5.38%, 6/15/24	70,000	71,925
		1,066,703

7

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
INFORMATION TECHNOLOGY — 11.8%
Diamond 1 Finance
6.02%, 6/15/26 (A)	$50,000	$54,916
5.88%, 6/15/21 (A)	30,000	31,800
5.45%, 6/15/23 (A)	40,000	43,167
EMC
1.88%, 6/1/18	75,000	74,670
First Data
5.38%, 8/15/23 (A)	65,000	67,600
Jabil Circuit
5.63%, 12/15/20	117,000	125,775
Match Group
6.75%, 12/15/22	146,000	152,662
Micron Technology
5.88%, 2/15/22	10,000	10,475
5.25%, 8/1/23 (A)	186,000	192,510
Seagate HDD Cayman
4.88%, 3/1/24 (A)	20,000	19,889
4.75%, 6/1/23	200,000	202,142
Western Digital
10.50%, 4/1/24	75,000	88,313
		1,063,919
MATERIALS — 9.0%
American Builders & Contractors Supply
5.75%, 12/15/23 (A)	20,000	21,300
Ashland LLC
4.75%, 8/15/22	51,000	53,167
Ball
4.00%, 11/15/23	109,000	110,635
Celanese US Holdings LLC
4.63%, 11/15/22	55,000	58,969
Cemex
6.50%, 12/10/19	15,000	15,825
First Quantum Minerals
7.00%, 2/15/21 (A)	5,000	5,175
Lundin Mining
7.50%, 11/1/20 (A)	73,000	77,380
NOVA Chemicals
5.25%, 8/1/23 (A)	25,000	25,688
Resolute Forest Products
5.88%, 5/15/23	130,000	123,825
Steel Dynamics
5.00%, 12/15/26 (A)	28,000	28,630
Teck Resources
4.75%, 1/15/22	125,000	129,375
3.75%, 2/1/23	30,000	29,559
Tembec Industries
9.00%, 12/15/19 (A)	50,000	51,125
United States Steel
7.38%, 4/1/20	71,000	76,325
		806,978
REAL ESTATE — 2.8%
CBRE Services
5.00%, 3/15/23	159,000	166,160
Iron Mountain
6.00%, 8/15/23	73,000	77,561
Lamar Media
5.00%, 5/1/23	10,000	10,455
		254,176
TELECOMMUNICATION SERVICES — 12.7%
CenturyLink
6.45%, 6/15/21	156,000	168,480
Frontier Communications
11.00%, 9/15/25	80,000	77,100
8.50%, 4/15/20	18,000	19,147
6.25%, 9/15/21	20,000	18,550
Inmarsat Finance PLC
4.88%, 5/15/22 (A)	50,000	50,500
LSC Communications
8.75%, 10/15/23 (A)	100,000	103,250
Numericable Group
6.00%, 5/15/22 (A)	40,000	41,700
Sable International Finance
6.88%, 8/1/22 (A)	200,000	214,560
SBA Communications
4.88%, 7/15/22	128,000	131,840
Sprint
7.88%, 9/15/23	36,000	40,410
Sprint Capital
6.90%, 5/1/19	136,000	145,350
Sprint Communications
7.00%, 3/1/20 (A)	10,000	10,925
T-Mobile USA
6.73%, 4/28/22	36,000	37,212
6.50%, 1/15/24	10,000	10,837
6.00%, 3/1/23	70,000	74,813
		1,144,674
UTILITIES — 2.8%
Calpine
6.00%, 1/15/22 (A)	20,000	20,900
5.50%, 2/1/24	50,000	48,250
Dynegy
6.75%, 11/1/19	40,000	40,600
NRG Energy
7.63%, 1/15/18	18,000	18,596
6.25%, 7/15/22	95,000	96,787
6.25%, 5/1/24	30,000	29,895
		255,028
TOTAL CORPORATE OBLIGATIONS		8,120,717
COMMON STOCK — 1.0%
ENERGY — 1.0%
CHC Group LLC*	54	621
Peabody Energy*	3,640	92,492
TOTAL COMMON STOCK		93,113
PREFERRED STOCK — 0.2%
ENERGY — 0.2%
Peabody Energy, Ser A*	424	21,059
TOTAL PREFERRED STOCK		21,059

	NUMBER OF WARRANTS
WARRANTS — 0.1%
ENERGY — 0.1%
Peabody Energy, Expires 7/3/17 *	171	4,345
TOTAL WARRANTS		4,345

8

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Fund • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BOND — 0.0%
ENERGY — 0.0%
CHC Group LLC
0.00%, 10/1/20 (B)	$2,791	$4,326

TOTAL CONVERTIBLE BOND		4,326
TOTAL INVESTMENTS
(Cost $7,987,714)† — 91.4%		8,243,560
OTHER ASSETS AND LIABILITIES, NET — 8.6%		773,602
NET ASSETS — 100.0%		$9,017,162

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $7,987,714, and the unrealized appreciation and depreciation were $320,384 and $(64,538), respectively.
*	Non-income producing security.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $2,459,503 or 27.3% of net assets of the Fund.
(B)	Zero coupon security. The rate shown is the effective yield at time of purchase.

LLC — Limited Liability Company

PLC — Public Limited Company

Ser — Series

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$8,120,717	$—	$8,120,717
Common Stock	93,113	—	—	93,113
Preferred Stock	—	21,059	—	21,059
Warrants	4,345	—	—	4,345
Convertible Bond	—	4,326	—	4,326
Total Investments in Securities	$97,458	$8,146,102	$—	$8,243,560

For the period ended of April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

9

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS†† — 82.4%
CONSUMER DISCRETIONARY — 11.5%
21st Century Fox America
4.50%, 2/15/21	$400,000	$429,575
American Honda Finance MTN
1.20%, 7/12/19	300,000	296,236
BMW US Capital LLC
2.00%, 4/11/21 (A)	425,000	419,605
Comcast
5.15%, 3/1/20	375,000	408,737
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	730,000	729,921
Ford Motor Credit LLC
2.68%, 1/9/20	400,000	403,434
2.02%, 5/3/19	850,000	847,716
Ford Motor Credit LLC MTN
2.94%, 1/8/19	200,000	202,501
General Motors Financial
2.35%, 10/4/19	150,000	149,860
NBCUniversal Enterprise
1.97%, 4/15/19 (A)	525,000	526,753
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	360,000	355,021
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	400,000	401,237
Time Warner
4.88%, 3/15/20	225,000	241,315
2.10%, 6/1/19	1,105,000	1,107,034
Toyota Motor Credit
1.95%, 4/17/20	500,000	500,500
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	150,000	149,679
		7,169,124
CONSUMER STAPLES — 5.5%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	900,000	911,048
1.90%, 2/1/19	740,000	741,548
Coca-Cola
1.88%, 10/27/20	250,000	250,479
1.55%, 9/1/21	250,000	245,297
CVS Health
2.80%, 7/20/20	300,000	305,657
2.25%, 12/5/18	700,000	705,081
PepsiCo
3.10%, 7/17/22	250,000	258,864
		3,417,974
ENERGY — 13.2%
Chevron
1.56%, 5/16/19	700,000	699,259
ConocoPhillips
4.20%, 3/15/21	900,000	962,605
2.40%, 12/15/22	25,000	24,716
Enbridge Energy Partners
4.38%, 10/15/20	75,000	79,092
Enterprise Products Operating LLC
6.50%, 1/31/19	210,000	226,042
2.85%, 4/15/21	100,000	101,195
2.55%, 10/15/19	515,000	519,946
1.65%, 5/7/18	525,000	524,454
ExxonMobil
2.22%, 3/1/21	250,000	251,673
Kinder Morgan Energy Partners
2.65%, 2/1/19	448,000	451,943
Magellan Midstream Partners
6.55%, 7/15/19	300,000	327,631
Occidental Petroleum
4.10%, 2/1/21	780,000	828,639
Petro-Canada
6.05%, 5/15/18	155,000	161,650
Shell International Finance
2.13%, 5/11/20	970,000	974,695
1.90%, 8/10/18	400,000	401,956
Statoil
1.95%, 11/8/18	396,000	397,468
TransCanada PipeLines
3.13%, 1/15/19	950,000	969,106
2.50%, 8/1/22	325,000	322,753
		8,224,823
FINANCIALS — 28.4%
Bank of America MTN
3.12%, 1/20/23	875,000	884,135
2.63%, 10/19/20	830,000	835,343
2.25%, 4/21/20	775,000	774,733
Bank of New York Mellon MTN
2.60%, 2/7/22	150,000	150,976
Bank of Nova Scotia
2.80%, 7/21/21	530,000	539,723
BB&T MTN
2.63%, 6/29/20	200,000	203,109
2.25%, 2/1/19	242,000	243,727
Berkshire Hathaway
2.10%, 8/14/19	673,000	678,564
Berkshire Hathaway Finance
1.30%, 8/15/19	300,000	298,149
CDP Financial
4.40%, 11/25/19 (A)	240,000	254,548
Citigroup
2.90%, 12/8/21	275,000	276,505
2.70%, 3/30/21	550,000	553,359
2.65%, 10/26/20	225,000	226,901
2.40%, 2/18/20	1,285,000	1,291,665
2.35%, 8/2/21	200,000	197,451
General Electric Capital
2.10%, 12/11/19	560,000	562,897
Goldman Sachs Group
3.00%, 4/26/22	525,000	529,175
2.63%, 1/31/19	500,000	505,805
HSBC Holdings PLC
3.40%, 3/8/21	400,000	410,863
JPMorgan Chase
2.55%, 3/1/21	500,000	502,370
2.40%, 6/7/21	1,025,000	1,022,949
2.20%, 10/22/19	1,100,000	1,104,763
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	254,000	256,167
2.00%, 4/14/20 (A)	400,000	398,499
PNC Bank
2.25%, 7/2/19	994,000	1,000,988
PNC Bank MTN
2.15%, 4/29/21	250,000	249,063
Royal Bank of Canada MTN
2.75%, 2/1/22	1,050,000	1,068,027
2.15%, 3/6/20	485,000	486,381

10

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wells Fargo
2.50%, 3/4/21	$825,000	$827,382
2.13%, 4/22/19	600,000	603,127
Wells Fargo MTN
2.60%, 7/22/20	800,000	809,930
		17,747,274
HEALTH CARE — 4.5%
Abbott Laboratories
2.90%, 11/30/21	650,000	656,222
2.35%, 11/22/19	800,000	804,333
Amgen
2.20%, 5/22/19	925,000	930,874
1.85%, 8/19/21	430,000	420,090
		2,811,519
INDUSTRIALS — 5.7%
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	53,490
Caterpillar Financial Services MTN
1.70%, 6/16/18	400,000	400,670
GE Capital International Funding Unlimited
2.34%, 11/15/20	665,000	669,357
General Electric Capital MTN
2.20%, 1/9/20	200,000	202,366
John Deere Capital
2.55%, 1/8/21	200,000	202,072
John Deere Capital MTN
2.25%, 4/17/19	240,000	242,280
1.65%, 10/15/18	850,000	850,677
Lockheed Martin
3.35%, 9/15/21	100,000	104,095
2.50%, 11/23/20	250,000	252,914
Raytheon
3.13%, 10/15/20	545,000	564,345
		3,542,266
INFORMATION TECHNOLOGY — 2.0%
Apple
2.25%, 2/23/21	700,000	706,942
1.70%, 2/22/19	250,000	251,102
Microsoft
1.55%, 8/8/21	300,000	294,046
		1,252,090
REAL ESTATE — 2.7%
AvalonBay Communities MTN
3.63%, 10/1/20	475,000	493,123
Boston Properties
3.70%, 11/15/18	600,000	614,469
Simon Property Group
2.20%, 2/1/19	416,000	418,821
Welltower
4.95%, 1/15/21	145,000	156,072
		1,682,485
TELECOMMUNICATION SERVICES — 6.4%
AT&T
3.00%, 2/15/22	400,000	402,068
2.80%, 2/17/21	550,000	554,322
2.45%, 6/30/20	550,000	550,814
2.08%, 6/30/20	300,000	304,545
Cisco Systems
1.85%, 9/20/21	300,000	296,549
Verizon Communications
2.95%, 3/15/22 (A)	1,520,000	1,527,989
2.87%, 9/14/18	175,000	178,573
1.75%, 8/15/21	200,000	193,225
		4,008,085
UTILITIES — 2.5%
Duke Energy Carolinas LLC
7.00%, 11/15/18	500,000	540,229
MidAmerican Energy
2.40%, 3/15/19	125,000	126,449
PacifiCorp
5.65%, 7/15/18	275,000	287,903
5.50%, 1/15/19	475,000	504,707
2.95%, 2/1/22	100,000	102,241
		1,561,529
TOTAL CORPORATE OBLIGATIONS		51,417,169
U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Note
2.00%, 11/15/21	205,000	207,066
1.88%, 3/31/22	500,000	501,269
1.50%, 1/31/22	300,000	295,875
1.25%, 12/15/18 to 3/31/21	2,625,000	2,605,367

TOTAL U.S. TREASURY OBLIGATIONS		3,609,577
REGIONAL GOVERNMENT OBLIGATIONS — 4.5%
Province of Ontario Canada
1.65%, 9/27/19	916,000	914,316
Province of Quebec Canada
3.50%, 7/29/20	1,653,000	1,737,194
2.75%, 8/25/21	125,000	128,516

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,780,026
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 3.8%
FANNIE MAE — 3.8%
3.76%, 6/25/21 (B)	495,766	521,617
3.76%, 7/25/21 (B)	300,000	315,272
3.50%, 12/1/25 (B)	639,214	670,826
2.61%, 10/25/21 (B)	350,000	357,458
2.32%, 11/25/18 (B)	522,517	525,960
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		2,391,133
U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
FANNIE MAE, DISCOUNT NOTE — 1.0%
1.59%, 10/9/19 (B)(C)	675,000	645,957

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		645,957
REPURCHASE AGREEMENT — 2.3%
Counterparty: Bank of Nova Scotia
0.80% dated 4/28/17, due 5/1/17
in the amount of $1,422,095, fully
collateralized by U.S. Government
Obligations, par value $390,000 -
$1,060,000, coupon range 0.71% -
0.88%, maturity range 8/25/17 -
10/26/17, value $1,450,803	1,422,000	1,422,000
TOTAL REPURCHASE AGREEMENT		1,422,000

11

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	VALUE
TOTAL INVESTMENTS
(Cost $62,242,205)† — 99.8%	$62,265,862
OTHER ASSETS AND LIABILITIES, NET — 0.2%	105,933
NET ASSETS — 100.0%	$62,371,795

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $62,242,205, and the unrealized appreciation and deprecation were $179,378 and $(155,721), respectively.
††	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $5,019,419 or 8.1% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

12

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS†† — 85.3%
CONSUMER DISCRETIONARY — 4.9%
21st Century Fox America
3.00%, 9/15/22	$185,000	$187,414
Comcast
3.15%, 3/1/26	150,000	149,072
2.35%, 1/15/27	225,000	208,684
Ford Motor Credit LLC
4.38%, 8/6/23	125,000	131,047
3.20%, 1/15/21	180,000	182,197
3.10%, 5/4/23	555,000	546,090
General Motors Financial
3.70%, 5/9/23	150,000	150,710
Time Warner
3.60%, 7/15/25	50,000	49,700
3.40%, 6/15/22	435,000	443,704
		2,048,618
CONSUMER STAPLES — 8.8%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	990,000	1,008,841
3.30%, 2/1/23	285,000	292,794
Coca-Cola
2.50%, 4/1/23	550,000	551,460
CVS Health
3.38%, 8/12/24	900,000	912,710
2.75%, 12/1/22	551,000	551,411
PepsiCo
3.60%, 3/1/24	250,000	263,440
3.10%, 7/17/22	100,000	103,545
		3,684,201
ENERGY — 15.6%
Canadian Natural Resources
3.90%, 2/1/25	298,000	301,453
3.80%, 4/15/24	143,000	144,712
3.45%, 11/15/21	242,000	248,194
Chevron
2.36%, 12/5/22	553,000	549,280
ConocoPhillips
4.95%, 3/15/26	300,000	335,314
3.35%, 11/15/24	155,000	157,281
Enbridge Energy Partners
5.88%, 10/15/25	100,000	114,026
Enterprise Products Operating LLC
3.75%, 2/15/25	420,000	430,080
3.35%, 3/15/23	402,000	411,646
ExxonMobil
3.18%, 3/15/24	285,000	294,389
3.04%, 3/1/26	250,000	252,526
Husky Energy
3.95%, 4/15/22	150,000	156,733
Kinder Morgan Energy Partners
3.95%, 9/1/22	300,000	309,464
Magellan Midstream Partners
5.00%, 3/1/26	200,000	222,608
Occidental Petroleum
3.50%, 6/15/25	285,000	290,693
Phillips 66
4.30%, 4/1/22	580,000	625,307
Shell International Finance
3.25%, 5/11/25	175,000	178,306
Statoil
3.70%, 3/1/24	200,000	209,528
2.45%, 1/17/23	624,000	620,462
Suncor Energy
3.60%, 12/1/24	135,000	139,125
TransCanada PipeLines
4.88%, 1/15/26	250,000	279,935
2.50%, 8/1/22	290,000	287,995
		6,559,057
FINANCIALS — 26.7%
Bank of America MTN
4.10%, 7/24/23	663,000	696,976
4.00%, 4/1/24	300,000	312,571
3.50%, 4/19/26	525,000	523,864
3.25%, 10/21/27	325,000	311,587
Bank of Nova Scotia
4.50%, 12/16/25	470,000	496,769
Berkshire Hathaway
2.75%, 3/15/23	275,000	278,068
Branch Banking & Trust
3.63%, 9/16/25	850,000	876,822
Citigroup
3.75%, 6/16/24	852,000	874,852
3.40%, 5/1/26	410,000	404,556
3.30%, 4/27/25	545,000	541,549
JPMorgan Chase
3.90%, 7/15/25	450,000	467,995
3.30%, 4/1/26	575,000	568,189
3.20%, 6/15/26	125,000	122,542
2.95%, 10/1/26	675,000	648,468
Manulife Financial
4.15%, 3/4/26	175,000	185,511
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	150,000	158,754
3.00%, 1/10/23 (A)	382,000	387,253
PNC Bank MTN
3.25%, 6/1/25	570,000	578,891
Royal Bank of Canada MTN
4.65%, 1/27/26	470,000	501,912
US Bancorp MTN
3.10%, 4/27/26	100,000	99,081
US Bank
2.80%, 1/27/25	320,000	316,273
Wells Fargo
3.00%, 4/22/26	625,000	604,593
3.00%, 10/23/26	300,000	289,274
Wells Fargo MTN
3.45%, 2/13/23	785,000	799,172
3.00%, 2/19/25	180,000	176,642
		11,222,164
HEALTH CARE — 1.8%
Abbott Laboratories
3.40%, 11/30/23	325,000	329,744
Amgen
2.60%, 8/19/26	225,000	210,543
Johnson & Johnson
2.45%, 3/1/26	225,000	218,340
		758,627
INDUSTRIALS — 8.9%
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	250,000	255,035
3.00%, 3/15/23	164,000	167,316

13

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CSX
3.35%, 11/1/25	$150,000	$152,185
GE Capital International Funding Unlimited
3.37%, 11/15/25	645,000	669,597
General Electric Capital MTN
3.15%, 9/7/22	268,000	278,779
3.10%, 1/9/23	381,000	394,360
Lockheed Martin
3.55%, 1/15/26	570,000	587,981
Norfolk Southern
3.85%, 1/15/24	241,000	254,048
2.90%, 6/15/26	245,000	238,339
Raytheon
3.15%, 12/15/24	225,000	232,031
2.50%, 12/15/22	389,000	391,560
Union Pacific
3.25%, 8/15/25	100,000	102,573
		3,723,804
INFORMATION TECHNOLOGY — 2.9%
Apple
3.20%, 5/13/25	465,000	475,692
2.45%, 8/4/26	225,000	215,416
Microsoft
3.30%, 2/6/27	350,000	359,610
2.00%, 8/8/23	175,000	170,214
		1,220,932
MATERIALS — 1.1%
BHP Billiton Finance USA
3.85%, 9/30/23	420,000	448,911

REAL ESTATE — 4.7%
AvalonBay Communities MTN
2.95%, 9/15/22	311,000	313,497
2.85%, 3/15/23	325,000	321,859
Boston Properties
3.65%, 2/1/26	275,000	276,186
ERP Operating
3.38%, 6/1/25	545,000	546,091
Ventas Realty
3.25%, 8/15/22	509,000	515,322
		1,972,955
TELECOMMUNICATION SERVICES — 6.8%
AT&T
4.25%, 3/1/27	150,000	153,159
4.13%, 2/17/26	200,000	203,785
3.90%, 3/11/24	528,000	540,880
3.40%, 5/15/25	390,000	379,792
3.00%, 2/15/22	123,000	123,636
Verizon Communications
5.15%, 9/15/23	802,000	887,567
3.50%, 11/1/24	200,000	200,133
2.63%, 8/15/26	390,000	357,433
		2,846,385
UTILITIES — 3.1%
Consolidated Edison New York
3.30%, 12/1/24	294,000	300,325
MidAmerican Energy
3.50%, 10/15/24	480,000	502,864
PacifiCorp
3.60%, 4/1/24	285,000	298,037
Virginia Electric & Power
3.15%, 1/15/26	225,000	226,011
		1,327,237
TOTAL CORPORATE OBLIGATIONS		35,812,891
U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Note
2.75%, 2/15/24	740,000	771,537
2.25%, 2/15/27	660,000	658,066
1.75%, 3/31/22	200,000	199,266
1.38%, 9/30/23	500,000	479,902

TOTAL U.S. TREASURY OBLIGATIONS		2,108,771
REGIONAL GOVERNMENT OBLIGATIONS — 4.6%
Province of Ontario Canada
3.20%, 5/16/24	485,000	507,118
2.50%, 4/27/26	475,000	467,159
2.45%, 6/29/22	65,000	65,601
Province of Quebec Canada
2.88%, 10/16/24	505,000	515,524
2.50%, 4/20/26	365,000	359,576

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,914,978
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 3.1%
FANNIE MAE — 3.1%
3.09%, 4/25/27 (B)	325,000	330,066
2.72%, 10/25/24 (B)	200,000	201,239
2.72%, 2/25/22 (B)	200,000	204,786
2.39%, 1/25/23 (B)	250,000	251,126
2.37%, 4/25/23 (B)	300,000	301,767
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		1,288,984
REPURCHASE AGREEMENT — 1.8%
Counterparty: Bank of Nova Scotia
0.80% dated 4/28/17, due 5/1/17
in the amount of $778,052, fully
collateralized by U.S. Government
Obligations, par value $58,000 -
$735,000, coupon range 0.71% -
1.05%, maturity range 8/25/17 -
5/25/18, value $793,955	778,000	778,000
TOTAL REPURCHASE AGREEMENT		778,000
TOTAL INVESTMENTS
(Cost $42,064,363)† — 99.8%		41,903,624
OTHER ASSETS AND LIABILITIES, NET — 0.2%		68,231
NET ASSETS — 100.0%		$41,971,855

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $42,064,363, and the unrealized appreciation and depreciation were $305,169 and $(465,908), respectively.
††	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $546,007 or 1.3% of net assets of the Fund.

14

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2017 (unaudited)

(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

LLC — Limited Liability Company

MTN — Medium Term Note

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

15

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.0%
CONSUMER DISCRETIONARY — 5.4%
Brinker International*	981	$43,350
Daimler ADR	753	56,208
Genuine Parts	760	69,935
Home Depot	426	66,499
McDonald's	603	84,378
Regal Entertainment Group, Cl A	2,470	54,513
Time Warner	457	45,366
		420,249
CONSUMER STAPLES — 18.2%
Altria Group	2,009	144,206
Campbell Soup	1,501	86,368
Coca-Cola*	1,824	78,706
Coca-Cola European Partners PLC	1,587	61,290
Colgate-Palmolive	599	43,152
CVS Health	646	53,256
Kimberly-Clark	1,154	149,731
Kraft Heinz	1,426	128,896
Molson Coors Brewing, Cl B	737	70,671
PepsiCo	583	66,042
Philip Morris International	1,541	170,804
Procter & Gamble	1,269	110,822
Reynolds American	2,644	170,538
Wal-Mart Stores	1,111	83,525
		1,418,007
ENERGY — 4.9%
Enterprise Products Partners* (A)	4,049	110,619
ExxonMobil	977	79,772
Occidental Petroleum	1,608	98,956
Royal Dutch Shell ADR, Cl A*	1,847	96,395
		385,742
FINANCIALS — 9.1%
Allianz ADR	3,471	65,980
Arthur J Gallagher	2,053	114,578
BlackRock, Cl A	201	77,298
CME Group, Cl A	651	75,640
Commonwealth Bank of Australia ADR	611	40,002
M&T Bank	449	69,779
Marsh & McLennan	1,147	85,027
People's United Financial	3,097	54,105
US Bancorp	1,383	70,920
Wells Fargo	1,115	60,032
		713,361
HEALTH CARE — 7.3%
AbbVie	2,293	151,201
Johnson & Johnson	961	118,655
Medtronic PLC	701	58,246
Merck	1,277	79,595
Pfizer	2,896	98,232
UnitedHealth Group	349	61,033
		566,962
INDUSTRIALS — 13.5%
3M	697	136,494
Boeing	440	81,325
Deluxe	820	58,966
Eaton PLC	1,194	90,314
Emerson Electric	1,426	85,959
General Dynamics	378	73,253
Honeywell International	496	65,045
Lockheed Martin	361	97,272
Raytheon	505	78,381
Republic Services, Cl A	930	58,581
United Parcel Service, Cl B	737	79,198
United Technologies	587	69,847
Waste Management	1,071	77,947
		1,052,582
INFORMATION TECHNOLOGY — 12.7%
Analog Devices	902	68,733
Apple	717	102,997
Automatic Data Processing	1,084	113,267
Cisco Systems	3,054	104,050
Intel	1,649	59,611
Microchip Technology	796	60,162
Microsoft	1,615	110,563
Oracle	1,395	62,719
Paychex	1,296	76,827
QUALCOMM	2,037	109,468
Texas Instruments	1,517	120,116
		988,513
MATERIALS — 2.8%
Agrium	485	45,556
Bemis	1,595	71,663
Dow Chemical	1,643	103,181
		220,400
REAL ESTATE — 3.6%
Iron Mountain* ‡	2,459	85,475
Public Storage* ‡	265	55,486
Welltower ‡	1,903	135,950
		276,911
TELECOMMUNICATION SERVICES — 5.6%
AT&T	3,440	136,327
CenturyLink	2,282	58,579
Verizon Communications	2,790	128,089
Vodafone Group PLC ADR	4,446	116,441
		439,436
UTILITIES — 14.9%
Ameren	2,459	134,483
CMS Energy	2,202	99,971
Dominion Resources	1,320	102,207
Duke Energy	1,832	151,140
Entergy	1,485	113,246
Eversource Energy*	1,765	104,841
NiSource	2,340	56,745
PPL	3,381	128,850
Southern	1,099	54,730
Vectren	1,273	75,642
WEC Energy Group	2,301	139,256
		1,161,111
TOTAL COMMON STOCK		7,643,274
TOTAL INVESTMENTS
(Cost $6,975,790)† — 98.0%		7,643,274
OTHER ASSETS AND LIABILITIES, NET — 2.0%		153,174
NET ASSETS — 100.0%		$7,796,448

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $6,975,790, and the unrealized appreciation and depreciation were $733,885 and $(66,401), respectively.

16

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Equity Shareholder Yield Fund  • Schedule of Investments

April 30, 2017 (unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At April 30, 2017, this security amounted to $110,619 or 1.4% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

17

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund  • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 50.0%
AUSTRALIA — 2.9%
Commonwealth Bank of Australia	1,333	$87,238
Sonic Healthcare Limited	4,255	70,382
Telstra	33,889	107,087
Westpac Banking	3,114	81,752
		346,459
CANADA — 4.5%
BCE	5,068	230,743
Rogers Communications, Cl B	3,151	144,479
Royal Bank of Canada	1,240	84,907
TELUS	2,453	81,620
		541,749
FRANCE — 5.9%
AXA*	4,697	125,404
Cie Generale des Etablissements Michelin	855	111,716
Sanofi	1,129	106,515
SCOR	2,343	92,697
TOTAL	3,444	176,961
Vinci*	1,134	96,474
		709,767
GERMANY — 8.7%
Allianz SE	741	141,094
BASF	1,442	140,521
Daimler	1,881	140,150
Deutsche Post	3,470	124,736
Deutsche Telekom	8,947	156,910
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	984	188,596
Siemens	1,069	153,243
		1,045,250
ITALY — 2.5%
Snam*	28,697	126,852
Terna Rete Elettrica Nazionale	34,526	174,130
		300,982
NETHERLANDS — 1.5%
Unibail-Rodamco ‡	727	178,539

NORWAY — 1.8%
Orkla	11,163	101,086
Statoil ASA	7,089	116,994
		218,080
SINGAPORE — 1.2%
Singapore Exchange	12,165	64,432
Singapore Telecommunications	27,595	73,868
		138,300
SPAIN — 1.5%
Gas Natural SDG	3,890	87,968
Red Electrica*	4,682	91,292
		179,260
SWEDEN — 0.7%
Svenska Handelsbanken, Cl A	5,880	83,447

SWITZERLAND — 4.4%
Nestle SA	1,684	129,727
Novartis AG	1,596	122,788
Roche Holding AG*	525	137,344
Swisscom	313	136,525
		526,384
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing ADR	2,695	89,124

UNITED KINGDOM — 13.7%
AstraZeneca PLC ADR	4,832	146,168
BAE Systems PLC	19,215	156,043
British American Tobacco PLC	2,663	179,872
Diageo	3,040	88,454
GlaxoSmithKline PLC	7,951	159,621
Imperial Brands PLC	3,456	169,291
National Grid*	15,338	198,658
Sky PLC*	9,795	125,850
SSE*	5,351	96,405
Unilever PLC	2,408	123,881
Vodafone Group PLC	80,231	206,844
		1,651,087
TOTAL FOREIGN COMMON STOCK		6,008,428
U.S. COMMON STOCK — 48.6%
CONSUMER DISCRETIONARY — 1.9%
McDonald's	969	135,592
Regal Entertainment Group, Cl A	4,184	92,341
		227,933
CONSUMER STAPLES — 7.7%
Altria Group	2,795	200,625
Coca-Cola*	1,568	67,659
Kimberly-Clark	942	122,224
PepsiCo	703	79,636
Philip Morris International	1,835	203,391
Procter & Gamble	1,060	92,570
Reynolds American	2,379	153,445
		919,550
ENERGY — 4.5%
Enterprise Products Partners* (A)	4,296	117,367
ExxonMobil	1,680	137,172
Occidental Petroleum	2,131	131,142
Royal Dutch Shell ADR, Cl A*	3,015	157,353
		543,034
FINANCIALS — 3.2%
Arthur J Gallagher	1,315	73,390
BlackRock, Cl A	210	80,760
CME Group, Cl A	630	73,200
People's United Financial	4,428	77,357
Wells Fargo	1,566	84,313
		389,020
HEALTH CARE — 3.7%
AbbVie	1,985	130,891
Johnson & Johnson	680	83,960
Merck	1,519	94,679
Pfizer	3,827	129,812
		439,342
INDUSTRIALS — 4.1%
Eaton PLC	1,375	104,005
Emerson Electric	1,560	94,037
Lockheed Martin	284	76,524
United Parcel Service, Cl B	1,106	118,851
Waste Management	1,374	100,000
		493,417

18

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund  • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
INFORMATION TECHNOLOGY — 5.7%
Automatic Data Processing	833	$87,040
Cisco Systems	3,990	135,939
Microchip Technology	1,331	100,597
Microsoft	1,393	95,365
QUALCOMM	2,959	159,017
Texas Instruments	1,295	102,538
		680,496
MATERIALS — 1.9%
Agrium	745	69,978
Dow Chemical	2,541	159,575
		229,553
REAL ESTATE — 2.8%
Iron Mountain* ‡	3,549	123,363
Welltower ‡	3,033	216,678
		340,041
TELECOMMUNICATION SERVICES — 4.0%
AT&T	5,148	204,015
CenturyLink	2,739	70,310
Verizon Communications	4,407	202,325
		476,650
UTILITIES — 9.1%
Ameren	2,842	155,429
Dominion Resources	1,561	120,868
Duke Energy	2,402	198,165
Entergy	1,787	136,277
PPL	5,703	217,341
Southern	1,898	94,520
WEC Energy Group	2,788	168,730
		1,091,330
TOTAL U.S. COMMON STOCK		5,830,366

TOTAL INVESTMENTS
(Cost $11,356,872)† — 98.6%		11,838,794
OTHER ASSETS AND LIABILITIES, NET — 1.4%		173,182
NET ASSETS — 100.0%		$12,011,976

†	At April 30, 2017, the tax basis cost of the Fund's investments was $11,356,872, and the unrealized appreciation and depreciation were $710,811 and $(228,889), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At April 30, 2017, this security amounted to $117,367 or 1.0% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

19

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund  • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 63.6%
AUSTRALIA — 4.3%
AGL Energy	16,619	$333,010
Amcor	18,559	218,321
AusNet Services	148,555	194,666
Goodman Group ‡	20,320	123,399
GPT Group ‡	59,123	232,424
Sonic Healthcare Limited	14,140	233,890
Telstra	60,441	190,990
Wesfarmers	6,050	194,800
		1,721,500
BELGIUM — 1.5%
Colruyt	5,810	298,373
Proximus SADP	1,352	41,362
Telenet Group Holding*	4,237	257,353
		597,088
CANADA — 13.7%
Alimentation Couche-Tard, Cl B	3,000	137,973
Atco, Cl I	3,983	144,929
Bank of Montreal	3,718	263,274
BCE	6,619	301,360
CAE	18,995	290,133
Canadian Imperial Bank of Commerce	522	42,160
Canadian National Railway	342	24,721
Canadian Tire, Cl A	1,269	154,877
Canadian Utilities, Cl A	9,363	269,905
CI Financial	13,578	265,582
Empire	14,333	220,815
Enbridge	1,110	46,008
First Capital Realty	5,023	73,006
George Weston	3,232	290,254
Gildan Activewear	3,924	110,012
Great-West Lifeco	5,425	145,933
Imperial Oil	9,300	270,542
Intact Financial	3,935	269,559
Inter Pipeline	6,663	135,744
Loblaw	4,683	262,822
Metro, Cl A	6,135	210,245
Power Corp of Canada	3,887	90,067
Power Financial	10,671	271,182
RioCan ‡	4,280	81,301
Rogers Communications, Cl B	659	30,216
Royal Bank of Canada	1,587	108,668
Saputo	3,774	124,081
Shaw Communications, Cl B	3,791	80,372
Sun Life Financial	7,802	275,546
TELUS	4,504	149,864
TransCanada	5,939	275,751
		5,416,902
CHILE — 1.5%
Aguas Andinas, Cl A	510,534	288,647
Banco de Chile	1,141,934	137,736
Colbun	790,193	174,862
		601,245
DENMARK — 1.4%
Danske Bank	8,212	298,257
DSV	3,834	213,591
Tryg	836	16,039
William Demant Holding*	1,103	25,248
		553,135
FINLAND — 0.7%
Sampo, Cl A	5,801	277,974

FRANCE — 0.8%
L'Oreal	42	8,365
Thales	187	19,661
Vivendi*	15,344	304,450
		332,476
GERMANY — 0.5%
Fraport Frankfurt Airport Services Worldwide	1,755	138,026
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	301	57,691
		195,717
HONG KONG — 2.9%
Cheung Kong Infrastructure Holdings	3,600	31,541
CLP Holdings	29,350	309,599
HK Electric Investments & HK Electric Investments (A)	322,000	284,811
HKT Trust & HKT	127,700	163,353
MTR	17,800	102,520
Yue Yuen Industrial Holdings	60,500	239,174
		1,130,998
ISRAEL — 3.0%
Azrieli Group	6,036	321,076
Bank Hapoalim	45,383	283,022
Bank Leumi Le-Israel*	65,161	304,736
Mizrahi Tefahot Bank	17,430	281,171
		1,190,005
ITALY — 1.5%
Snam	66,727	294,959
Terna Rete Elettrica Nazionale	60,972	307,510
		602,469
JAPAN — 4.8%
Asahi Group Holdings	1,100	41,493
Daito Trust Construction	900	132,406
Kamigumi	8,600	78,073
Kintetsu Group Holdings	41,000	149,693
Kurita Water Industries	600	15,480
Lawson	1,100	73,021
Miraca Holdings	1,600	73,774
Mitsubishi Tanabe Pharma	10,400	211,032
Nagoya Railroad	54,700	251,235
Nippon Telegraph & Telephone	4,100	175,402
Obayashi	4,000	38,789
Osaka Gas	72,100	269,902
Rinnai	100	8,307
Seven & i Holdings	1,400	59,152
Tokyo Gas	12,500	58,029
Tokyu	3,200	22,907
Toyo Suisan Kaisha	6,500	243,732
		1,902,427
LUXEMBOURG — 0.3%
SES, Cl A	5,298	115,855

20

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund  • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
MALAYSIA — 0.5%
YTL Power International	615,238	$214,008

MEXICO — 0.4%
Grupo Aeroportuario del Sureste, Cl B	8,805	166,846

NEW ZEALAND — 0.5%
Contact Energy	15,308	54,760
Spark New Zealand	58,197	147,645
		202,405
NORWAY — 0.2%
Gjensidige Forsikring	3,671	56,395
Telenor	2,138	34,563
		90,958
PHILIPPINES — 0.9%
Aboitiz Power	332,000	282,507
BDO Unibank	33,495	80,425
		362,932
SINGAPORE — 5.9%
Ascendas ‡	169,160	309,952
CapitaLand Commercial Trust ‡	161,300	187,605
CapitaLand Mall Trust ‡	203,758	287,301
ComfortDelGro	97,708	191,619
SATS	79,200	288,536
Sembcorp Industries	5,191	11,258
Singapore Airlines	34,073	249,972
Singapore Press Holdings	114,004	283,143
Singapore Technologies Engineering	12,363	33,537
Singapore Telecommunications	74,064	198,260
StarHub	142,084	283,731
		2,324,914
SOUTH KOREA — 0.6%
Lotte Shopping	272	62,747
S-1	583	50,005
SK Telecom	527	110,921
		223,673
SPAIN — 1.6%
Abertis Infraestructuras	17,981	316,326
Enagas	3,952	103,964
Iberdrola	12,926	92,958
Red Electrica	6,324	123,308
		636,556
SWEDEN — 1.7%
Skandinaviska Enskilda Banken, Cl A	24,985	287,725
Svenska Handelsbanken, Cl A	19,960	283,266
Swedbank	3,922	92,943
Telia	5,718	23,305
		687,239
SWITZERLAND — 4.1%
Baloise Holding	610	89,446
Kuehne + Nagel International	1,401	211,769
Nestle SA	3,545	273,090
Novartis AG	2,384	183,412
Roche Holding AG	1,162	303,989
Swiss Prime Site	2,596	225,030
Swiss Re	2,727	237,345
Swisscom	169	73,715
Wolseley PLC	620	39,380
		1,637,176
TAIWAN — 4.9%
Chang Hwa Commercial Bank	499,534	289,743
Chunghwa Telecom ADR	8,461	286,320
Formosa Petrochemical	15,756	55,095
Formosa Plastics	99,870	300,229
Taiwan Business Bank	761,418	210,475
Taiwan Cooperative Financial Holdings	422,866	215,140
Taiwan Mobile	74,643	275,851
Uni-President Enterprises	161,141	297,489
		1,930,342
THAILAND — 1.0%
Electricity Generating	47,900	304,655
Thai Union Group, Cl F	135,000	83,131
		387,786
UNITED KINGDOM — 4.4%
Babcock International Group	830	9,664
BAE Systems PLC	2,990	24,282
Compass Group PLC	15,684	316,492
Diageo	7,449	216,742
Direct Line Insurance Group PLC	5,513	24,935
Meggitt PLC	12,892	77,227
National Grid	21,650	280,411
Reckitt Benckiser Group PLC	570	52,498
Severn Trent PLC	9,682	291,559
Smith & Nephew PLC	6,168	101,458
Smiths Group PLC	3,843	81,630
SSE	12,319	221,942
United Utilities Group	2,499	31,509
		1,730,349
TOTAL FOREIGN COMMON STOCK		25,232,975
U.S. COMMON STOCK — 33.4%
CONSUMER DISCRETIONARY — 1.9%
AutoZone*	320	221,501
Darden Restaurants	2,500	212,975
McDonald's	1,797	251,454
TJX	659	51,824
		737,754
CONSUMER STAPLES — 6.7%
Campbell Soup	1,190	68,473
Church & Dwight	5,984	296,388
Clorox	2,294	306,685
Coca-Cola	1,017	43,884
Colgate-Palmolive	715	51,509
ConAgra Foods	6,880	266,806
Constellation Brands, Cl A	1,417	244,489
Dr. Pepper Snapple Group	365	33,452
General Mills	1,724	99,147
Hormel Foods	604	21,188
Kellogg	832	59,072
Kimberly-Clark	254	32,957
McCormick	577	57,642
PepsiCo	2,525	286,032
Procter & Gamble	3,171	276,923
Sysco	5,369	283,859
Wal-Mart Stores	2,849	214,188
		2,642,694

21

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund  • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
ENERGY — 0.5%
ExxonMobil	2,493	$203,553

FINANCIALS — 5.7%
AGNC Investment ‡	4,639	97,744
Annaly Capital Management ‡	15,000	177,150
Arch Capital Group*	2,676	259,492
Axis Capital Holdings	4,090	269,531
Berkshire Hathaway, Cl B*	330	54,519
Everest Re Group	1,292	325,209
Loews	5,956	277,669
New York Community Bancorp	19,712	261,972
Reinsurance Group of America, Cl A	100	12,504
Thomson Reuters	5,260	239,023
Torchmark	1,831	140,456
US Bancorp	2,960	151,789
		2,267,058
HEALTH CARE — 3.2%
Aetna	666	89,957
Cardinal Health	742	53,862
Eli Lilly	3,398	278,840
HCA Holdings*	1,455	122,526
Johnson & Johnson	2,378	293,612
MEDNAX*	1,190	71,828
Merck	355	22,127
Stryker	979	133,506
UnitedHealth Group	1,269	221,923
		1,288,181
INDUSTRIALS — 6.1%
Cintas	1,032	126,389
Deere	2,138	238,622
Expeditors International of Washington	1,538	86,266
General Dynamics	1,337	259,097
Honeywell International	1,843	241,691
Lockheed Martin	1,077	290,198
Northrop Grumman	1,031	253,585
Raytheon	781	121,219
Republic Services, Cl A	4,346	273,755
Rockwell Collins	1,190	123,867
TransDigm Group	97	23,933
Waste Management	2,250	163,755
WW Grainger	1,052	202,720
		2,405,097
INFORMATION TECHNOLOGY — 2.5%
Amphenol, Cl A	1,508	109,043
Automatic Data Processing	2,142	223,818
CA	4,363	143,237
Fiserv*	1,647	196,224
FLIR Systems	476	17,483
Motorola Solutions	2,862	246,046
Paychex	555	32,900
Synopsys*	265	19,531
		988,282
MATERIALS — 0.1%
Praxair	336	41,993

TELECOMMUNICATION SERVICES — 0.6%
AT&T	6,335	251,056
Verizon Communications	162	7,437
		258,493
UTILITIES — 6.1%
Ameren	1,114	60,925
American Electric Power	1,431	97,065
American Water Works	1,227	97,866
CenterPoint Energy	7,697	219,595
CMS Energy	1,072	48,669
Consolidated Edison	687	54,465
Dominion Resources	3,898	301,822
DTE Energy	2,043	213,677
Duke Energy	3,360	277,200
NextEra Energy	1,290	172,292
PG&E	159	10,661
PPL	5,444	207,471
SCANA	665	44,096
Sempra Energy	1,312	148,282
Southern	5,786	288,143
Xcel Energy	4,415	198,896
		2,441,125
TOTAL U.S. COMMON STOCK		13,274,230
REGISTERED INVESTMENT COMPANIES — 0.8%
United States — 0.8%
iShares MSCI EAFE Index Fund	2,438	155,544
SPDR S&P 500 ETF Trust	747	177,846
TOTAL REGISTERED INVESTMENT COMPANIES		333,390
PREFERRED STOCK — 0.4%
Brazil — 0.4%
Suzano Papel e Celulose, Cl A*	34,191	143,591
TOTAL PREFERRED STOCK		143,591

TOTAL INVESTMENTS
(Cost $36,617,868)† — 98.2%		38,984,186
OTHER ASSETS AND LIABILITIES, NET — 1.8%		723,498
NET ASSETS — 100.0%		$39,707,684

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2017, is as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNY Mellon	5/30/17	AUD	1,919,620	USD	1,443,055	$6,397
BNY Mellon	5/30/17	CAD	6,749,400	USD	4,996,410	50,014
BNY Mellon	5/30/17	CHF	1,355,350	USD	1,359,824	(4,936)
BNY Mellon	5/30/17	DKK	2,643,385	USD	380,621	(7,056)
BNY Mellon	5/30/17	EUR	1,964,500	USD	2,103,125	(39,966)
BNY Mellon	5/30/17	GBP	1,309,060	USD	1,674,059	(22,834)
BNY Mellon	5/31/17	HKD	8,523,600	USD	1,096,974	448
BNY Mellon	5/30/17	ILS	3,680,226	USD	1,002,059	(15,017)
BNY Mellon	5/30/17	JPY	198,417,900	USD	1,821,334	39,506
BNY Mellon	5/30/17	NOK	649,000	USD	74,778	(839)
BNY Mellon	5/30/17	NZD	282,200	USD	197,371	3,757
BNY Mellon	5/30/17	SEK	5,776,405	USD	641,075	(12,091)
BNY Mellon	5/30/17	SGD	2,905,900	USD	2,079,902	(643)
HSBC	5/30/17	EUR	103,000	USD	111,256	(2,107)
HSBC	5/30/17	SGD	176,000	USD	125,971	(41)
RBC	5/30/17	AUD	294,200	USD	221,168	986
RBC	5/30/17	CAD	467,400	USD	346,012	3,471
Scotia Bank (USA)	5/30/17	CHF	176,200	USD	176,859	(564)
Scotia Bank (USA)	5/30/17	DKK	809,000	USD	116,466	(2,182)
Scotia Bank (USA)	5/30/17	EUR	368,000	USD	395,436	(6,019)
Scotia Bank (USA)	5/30/17	JPY	4,361,000	USD	40,027	865
Scotia Bank (USA)	5/30/17	NOK	135,000	USD	15,554	(175)
						$(9,026)

For the period ended April 30, 2017, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are

22

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund  • Schedule of Investments

April 30, 2017 (unaudited)

representative of the volume of activity for this derivative type during the period.

†	At April 30, 2017, the tax basis cost of the Fund's investments was $36,617,868, and the unrealized appreciation and depreciation were $3,196,903 and $(830,585), respectively.

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $284,811 or 0.7% of net assets of the Fund.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hong Kong and Shanghai Banking Corporation

ILS — Israeli New Sheckel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$105,444	$—	$105,444
Unrealized Depreciation	—	(114,470)	—	(114,470)
Total Other Financial Instruments	$—	$(9,026)	$—	$(9,026)

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2017, securities with a total value of $2,597,142 were transferred from Level 2 to Level 1 assets and liabilities as a result of certain foreign equity securities being fair valued using other observable market-based inputs in place of the closing exchange prices on which the investments are principally traded as a result of movement in U.S. markets that exceeded the specified threshold established by the Fair Value Procedures as of April 30, 2017. Transfers are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

23

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund  • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
COMMON STOCK — 29.8%
CONSUMER DISCRETIONARY — 2.2%
Lindblad Expeditions Holdings*	1,500	$14,250
MDC Partners, Cl A	200	1,790
Playa Hotels & Resorts*	2,000	20,780
Videocon d2h ADR*	3,400	36,448
		73,268
CONSUMER STAPLES — 2.1%
Alimentation Couche-Tard, Cl B	500	22,995
Hostess Brands, Cl A*	1,600	27,424
Loblaw	300	16,837
		67,256
ENERGY — 2.4%
Alpha Natural Resources Holdings*	37	65
AltaGas	100	2,241
ANR, Cl C*	13	260
Canadian Natural Resources	100	3,185
Cenovus Energy	100	997
Centennial Resource Development, Cl A*	3,278	54,054
Suncor Energy	100	3,134
TransCanada	300	13,929
		77,865
FINANCIALS — 13.6%
Acasta Enterprises, Cl B*	1,300	8,571
Bank of Cyprus Holdings PLC*	27,918	89,029
Bank of Nova Scotia	100	5,559
Berkshire Hathaway, Cl B*	300	49,563
Boulevard Acquisition*	1,000	10,020
Brookfield Asset Management, Cl A	150	5,545
Canadian Imperial Bank of Commerce	100	8,077
Capitol Acquisition*	1,600	16,880
CF*	700	7,014
Conyers Park Acquisition*	4,700	55,695
Double Eagle Acquisition, Cl A*	2,300	23,057
Gibraltar Growth, Cl A*	300	2,188
Global Partner Acquisition*	700	6,979
Gores Holdings II*	4,100	42,025
GTY Technology Holdings, Cl A*	1,800	17,820
INFOR Acquisition, Cl A*	700	5,146
Landcadia Holdings*	4,600	45,908
Royal Bank of Canada	100	6,847
Saban Capital Acquisition, Cl A*	2,600	26,143
Silver Run Acquisition*	1,200	12,396
		444,462
HEALTH CARE — 1.1%
Avista Healthcare Public Acquisition, Cl A*	300	2,953
Johnson & Johnson	270	33,337
		36,290
INDUSTRIALS — 1.2%
KBR	100	1,405
Nexeo Solutions*	4,100	37,351
		38,756
INFORMATION TECHNOLOGY — 2.9%
Alphabet, Cl A*	12	11,094
Open Text	200	6,935
Oracle	800	35,968
QUALCOMM	100	5,374
Visa, Cl A	400	36,488
		95,859
MATERIALS — 1.6%
Agrium	200	18,771
ArcelorMittal	1,625	12,675
Detour Gold*	1,400	17,692
Freeport-McMoRan*	100	1,275
Teck Resources, Cl B	100	2,075
		52,488
REAL ESTATE — 0.3%
Inovalis ‡	1,500	10,637

UTILITIES — 2.4%
Atco, Cl I	100	3,639
Canadian Utilities, Cl A	100	2,883
Capital Power	700	12,758
TransAlta	2,100	10,753
TransAlta Renewables	4,350	49,681
		79,714
TOTAL COMMON STOCK		976,595
CONVERTIBLE BONDS — 20.7%
CONSUMER DISCRETIONARY — 1.3%
Restoration Hardware Holdings
7.75%, 7/15/20 (A)(B)	$46,000	38,640
7.70%, 6/15/19 (A)(B)	5,000	4,450
		43,090
CONSUMER STAPLES — 0.3%
Herbalife
2.00%, 8/15/19	11,000	10,869

ENERGY — 0.4%
Alpha Appalachia Holdings
3.25%, 8/1/15 (C)	9,000	108
BPZ Resources (Escrow)
6.50%, 3/1/49	8,000	10
Scorpio Tankers
2.38%, 7/1/19 (B)	16,000	14,320
		14,438
FINANCIALS — 4.9%
H&R ‡
5.40%, 11/30/18	6,000	4,461
IAS Operating Partnership
5.00%, 3/15/18 (B)	46,000	46,633
New Mountain Finance
5.00%, 6/15/19	6,000	6,180
Pennymac
5.38%, 5/1/20	36,000	35,460
Prospect Capital
5.88%, 1/15/19	19,000	19,594
4.75%, 4/15/20	23,000	22,914
Redwood Trust
4.63%, 4/15/18	17,000	17,074
TICC Capital
7.50%, 11/1/17	8,000	8,180
		160,496

24

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund  • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE — 0.8%
Brookdale Senior Living
2.75%, 6/15/18	$28,000	$27,650

INDUSTRIALS — 0.1%
Cervus Equipment
6.00%, 7/31/17	3,000	2,203

INFORMATION TECHNOLOGY — 6.4%
Cornerstone OnDemand
1.50%, 7/1/18	36,000	36,900
FireEye
1.00%, 6/1/35	54,000	50,962
Gogo
3.75%, 3/1/20	22,000	19,388
Nuance Communications
1.00%, 12/15/35	60,000	57,975
SunEdison
2.63%, 6/1/23 (B)(C)	49,000	429
SunPower
0.75%, 6/1/18	14,000	13,125
Twitter
0.25%, 9/15/19	32,000	30,300
		209,079
MATERIALS — 0.1%
Canexus
5.75%, 12/31/18	3,000	2,219

REAL ESTATE — 1.3%
Colony Financial
5.00%, 4/15/23	43,000	43,968

TELECOMMUNICATION SERVICES — 2.5%
Clearwire Communications
8.25%, 12/1/40 (B)	79,000	81,252

UTILITIES — 2.6%
NRG Yield
3.50%, 2/1/19 (B)	18,000	18,281
3.25%, 6/1/20 (B)	35,000	34,410
Pattern Energy Group
4.00%, 7/15/20	31,000	31,329
		84,020
TOTAL CONVERTIBLE BONDS		679,284
CORPORATE OBLIGATIONS — 14.5%
CONSUMER DISCRETIONARY — 2.5%
Best Buy
5.00%, 8/1/18	5,000	5,188
CCO Holdings LLC
5.13%, 5/1/23 (B)	5,000	5,219
GameStop
6.75%, 3/15/21 (B)	5,000	5,112
Goodyear Tire & Rubber
7.00%, 5/15/22	5,000	5,182
JC Penney
5.65%, 6/1/20	5,000	4,975
L Brands
5.63%, 2/15/22	5,000	5,281
PVH
4.50%, 12/15/22	5,000	5,125
Sinclair Television Group
6.13%, 10/1/22	5,000	5,226
Sirius XM Radio
4.63%, 5/15/23 (B)	5,000	5,088
TEGNA
5.13%, 7/15/20	5,000	5,150
Toyota Motor Credit MTN
1.40%, 5/20/19	30,000	29,816
		81,362
CONSUMER STAPLES — 1.6%
Constellation Brands
7.25%, 5/15/17	10,000	10,019
3.88%, 11/15/19	5,000	5,217
PepsiCo
2.75%, 3/5/22	30,000	30,700
Spectrum Brands
6.13%, 12/15/24	5,000	5,328
		51,264
ENERGY — 0.8%
Shell International Finance
2.13%, 5/11/20	25,000	25,121

FINANCIALS — 4.9%
Ally Financial
4.75%, 9/10/18	5,000	5,150
Bank of America MTN
2.25%, 4/21/20	30,000	29,990
Berkshire Hathaway Finance
1.30%, 8/15/19	30,000	29,815
CIT Group
5.25%, 3/15/18	5,000	5,159
Goldman Sachs Group
2.63%, 1/31/19	30,000	30,348
JPMorgan Chase
2.55%, 3/1/21	30,000	30,142
Wells Fargo MTN
2.55%, 12/7/20	30,000	30,287
		160,891
HEALTH CARE — 0.3%
HCA
6.50%, 2/15/20	5,000	5,488
Hologic
5.25%, 7/15/22 (B)	5,000	5,269
		10,757
INDUSTRIALS — 1.4%
Case New Holland
7.88%, 12/1/17	5,000	5,181
GE Capital International Funding Unlimited
2.34%, 11/15/20	30,000	30,197
International Lease Finance
3.88%, 4/15/18	5,000	5,092
Nielsen Finance LLC
5.00%, 4/15/22 (B)	5,000	5,144
		45,614
INFORMATION TECHNOLOGY — 0.6%
Diamond 1 Finance
5.88%, 6/15/21 (B)	5,000	5,300

25

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund  • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
First Data
5.38%, 8/15/23 (B)	$5,000	$5,200
Jabil Circuit
5.63%, 12/15/20	5,000	5,375
Match Group
6.75%, 12/15/22	5,000	5,228
		21,103
MATERIALS — 0.6%
Ashland LLC
4.75%, 8/15/22	5,000	5,212
Ball
5.00%, 3/15/22	5,000	5,337
Cascades
5.50%, 7/15/21 (B)	7,000	5,231
Resolute Forest Products
5.88%, 5/15/23	5,000	4,763
		20,543
REAL ESTATE — 0.1%
Lamar Media
5.88%, 2/1/22	5,000	5,187

TELECOMMUNICATION SERVICES — 1.4%
CenturyLink
5.80%, 3/15/22	5,000	5,231
SBA Communications
4.88%, 7/15/22	5,000	5,150
T-Mobile USA
6.00%, 3/1/23	5,000	5,344
Verizon Communications
1.75%, 8/15/21	30,000	28,984
		44,709
UTILITIES — 0.3%
Calpine
5.38%, 1/15/23	5,000	4,925
NRG Energy
6.25%, 7/15/22	5,000	5,094
		10,019
TOTAL CORPORATE OBLIGATIONS		476,570
REGISTERED INVESTMENT COMPANIES — 14.5%
Energy Select Sector SPDR Fund	100	6,784
Highland/iBoxx Senior Loan ETF	1,400	25,984
iShares 20+ Year Treasury Bond ETF	1,550	189,643
iShares 3-7 Year Treasury Bond ETF	100	12,372
iShares Gold Bullion ETF	2,900	23,582
iShares JPMorgan USD Emerging Markets Bond ETF	42	4,838
iShares US Preferred Stock ETF	400	15,604
Pennant Park Floating Rate Closed End Management Investment Company	4,223	58,446
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,900	81,316
SPDR Euro STOXX 50 ETF	900	34,047
SPDR KBW Bank ETF	500	21,310

TOTAL REGISTERED INVESTMENT COMPANIES		473,926
PREFERRED STOCK — 2.6%
ANR*	24	—
Brookfield Property Split	43	793
Dynegy, CV to 2.5806 shares*	400	9,248
Dynegy, CV to 5.0201 shares*	300	15,360
Element Financial	200	3,765
NextEra Energy*	600	31,440
Teva Pharmaceutical Industries, CV to 13.3333 shares*	19	10,849
Wells Fargo, CV to 6.3814 shares*	10	12,700
TOTAL PREFERRED STOCK		84,155

	NUMBER OF WARRANTS
WARRANTS — 0.6%
Avista Healthcare, Expires 12/2/21*	300	120
Axar Acquisition, Expires 12/31/22*	150	11
Bank of America, Expires 10/28/18*	164	125
Boulevard Acquisition, Expires 9/25/20*	500	375
Capital Acquisition, Expires 10/19/20*	800	1,400
CF, Expires 7/8/21*	350	511
Contura Energy, Expires 7/26/23*	1	27
Conyers Park Acquisition, Expires 9/2/21*	1,766	4,909
Daseke, Expires 9/11/20*	300	369
Double Eagle Acquisition, Expires 10/16/20*	2,300	1,219
Easterly Acquisition, Expires 7/29/20*	350	105
Global Partner Acquisition, Expires 8/13/20*	700	227
Gores Holdings II, Expires 3/6/22*	1,366	1,639
GP Investments Acquisition, Expires 5/26/22*	100	29
GTY Technology Holdings, Expires 11/14/21*	600	720
Harmony Merger, Expires 1/1/21*	400	172
Landcadia Holdings, Expires 6/1/23*	4,600	3,220
Mediawan, Expires 4/22/21*	3,000	1,176
Nexeo Solutions, Expires 6/14/19*	900	614
Playa Hotels & Resorts, Expires 3/10/22*	2,000	1,550
Quinpario Acquisition 2, Expires 1/1/23*	1,300	559
Saban Capital Acquisition, Expires 9/21/21*	1,300	1,593
Yatra Online, Expires 12/16/21*	166	97
TOTAL WARRANTS		20,767
TOTAL INVESTMENTS
(Cost $2,678,239)† — 82.7%		2,711,297
OTHER ASSETS AND LIABILITIES, NET — 17.3%		566,900
NET ASSETS — 100.0%		$3,278,197

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2017, is as follows(1):

					Unrealized
Settlement Date	Currency to Deliver		Currency to Receive		Appreciation
5/30/17	CAD	379,330	USD	280,808	$2,811

(1) Counterparty is BNY Mellon.

For the period ended April 30, 2017, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At April 30, 2017, the tax basis cost of the Fund's investments was $2,678,239, and the unrealized appreciation and depreciation were $130,624 and $(97,566), respectively.

*	Non-income producing security.

26

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund  • Schedule of Investments

April 30, 2017 (unaudited)

‡	Real Estate Investment Trust.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, these securities amounted to $279,978 or 8.5% of net assets of the Fund.
(C)	Security is in default on interest payments.

ADR — American Depositary Receipt

BNY — Bank of New York

CAD — Canadian Dollar

Cl — Class

CV — Convertible

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of April 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$976,595	$—	$—	$976,595
Convertible Bonds	—	679,284	—	679,284
Corporate Obligations	—	476,570	—	476,570
Registered Investment Companies	473,926	—	—	473,926
Preferred Stock	68,002	16,153	—	84,155
Warrants	1,309	19,458	—	20,767
Total Investments in Securities	$1,519,832	$1,191,465	$—	$2,711,297

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$2,811	$—	$2,811
Total Other Financial Instruments	$—	$2,811	$—	$2,811

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation on the instrument.

For the period ended April 30, 2017, securities with a total value of $16,153 were transferred from Level 1 to Level 2 assets and liabilities as a result of certain foreign equity securities being fair valued using other observable market-based inputs in place of the closing exchange prices on which the investments are principally traded as a result of movement in U.S. markets that exceeded the specified threshold established by the Fair Value Procedures as of April 30, 2017. Transfers are effective using the fair value as of the end of the previous fiscal period.

For the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

27

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund  • Schedule of Investments

April 30, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 96.2%
CONSUMER DISCRETIONARY — 14.5%
Advance Auto Parts	7,201	$1,023,550
Brunswick	38,743	2,198,665
Cedar Fair (A)	17,372	1,245,051
Hanesbrands	41,338	901,582
LCI Industries	12,071	1,220,982
Live Nation Entertainment*	40,875	1,314,540
NVR*	724	1,528,545
PVH	7,936	801,774
Sally Beauty Holdings*	66,738	1,269,357
Service International	56,835	1,831,224
Steven Madden*	38,045	1,447,612
Urban Outfitters*	23,443	536,376
		15,319,258
CONSUMER STAPLES — 4.4%
B&G Foods	30,820	1,294,440
Fresh Del Monte Produce	19,402	1,189,343
TreeHouse Foods*	25,019	2,191,664
		4,675,447
ENERGY — 2.1%
Core Laboratories	6,366	705,480
Dril-Quip*	15,834	816,243
Oil States International*	23,627	702,903
		2,224,626
FINANCIALS — 16.1%
Artisan Partners Asset Management, Cl A	22,102	647,589
Bank of Hawaii	19,442	1,584,134
Bank of the Ozarks	61,529	2,920,782
BankUnited	70,123	2,474,641
Diamond Hill Investment Group	3,999	808,398
FactSet Research Systems	7,056	1,151,962
Glacier Bancorp	18,658	630,267
LegacyTexas Financial Group	14,944	565,033
Markel*	1,692	1,640,563
Morningstar	14,623	1,069,380
Texas Capital Bancshares*	26,990	2,053,939
Western Alliance Bancorp*	30,826	1,476,565
		17,023,253
HEALTH CARE — 10.1%
Alkermes*	17,487	1,018,618
Bio-Rad Laboratories, Cl A*	11,239	2,453,024
DENTSPLY SIRONA	14,582	922,166
Jazz Pharmaceuticals PLC*	4,630	737,466
Molina Healthcare*	38,845	1,934,092
Natus Medical*	49,572	1,735,020
Universal Health Services, Cl B	7,714	931,543
WellCare Health Plans*	6,316	968,938
		10,700,867
INDUSTRIALS — 14.5%
AMERCO	3,323	1,244,331
AMETEK	18,945	1,083,654
Genesee & Wyoming, Cl A*	17,658	1,196,506
Hexcel	45,859	2,373,203
Jacobs Engineering Group	24,263	1,332,524
JELD-WEN Holding*	38,702	1,278,327
KAR Auction Services	40,465	1,765,083
Mueller Industries	23,504	753,068
Wabtec	11,655	977,738
Werner Enterprises	37,327	1,019,027
Woodward	33,389	2,259,434
		15,282,895
INFORMATION TECHNOLOGY — 18.3%
Coherent*	9,516	2,051,650
Criteo ADR*	15,094	820,963
CSRA	45,223	1,315,085
Cypress Semiconductor	146,848	2,057,340
F5 Networks*	7,814	1,009,022
Harmonic*	177,162	1,027,540
NetScout Systems*	71,106	2,677,141
PTC*	46,608	2,519,162
Sabre	60,538	1,417,194
Seagate Technology	13,295	560,118
Total System Services	16,296	933,924
Universal Display	32,372	2,892,438
		19,281,577
MATERIALS — 4.7%
Compass Minerals International	14,542	959,772
Martin Marietta Materials	3,372	742,481
Methanex	10,241	470,062
Reliance Steel & Aluminum	18,397	1,450,051
Valvoline	61,160	1,360,810
		4,983,176
REAL ESTATE — 8.6%
Apartment Investment & Management, Cl A	24,222	1,059,470
CubeSmart ‡	51,335	1,300,829
GEO Group ‡	40,999	1,366,086
Howard Hughes*	10,891	1,340,791
Jones Lang LaSalle	14,237	1,635,262
Kite Realty Group Trust ‡	43,358	882,769
Liberty Property Trust ‡	37,491	1,521,010
		9,106,217
UTILITIES — 2.9%
Black Hills	25,001	1,700,568
NorthWestern	23,196	1,386,657
		3,087,225
TOTAL COMMON STOCK		101,684,541
TOTAL INVESTMENTS
(Cost $90,931,674)† — 96.2%		101,684,541
OTHER ASSETS AND LIABILITIES, NET — 3.8%		4,006,327
NET ASSETS — 100.0%		$105,690,868

†	At April 30, 2017, the tax basis cost of the Fund's investments was $90,931,674, and the unrealized appreciation and depreciation were $13,450,816 and $(2,697,949), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At April 30, 2017, this security amounted to $1,245,051 or 1.2% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

28

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund  • Schedule of Investments

April 30, 2017 (unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

29

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2017 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (‘‘NASDAQ’’)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (‘‘NOCP’’). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (‘‘Fair Value Procedures’’), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (‘‘Interactive Data’’) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a ‘‘confidence interval’’ which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable ‘‘confidence interval’’ based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of April 30, 2017, there were no foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended April 30, 2017, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

30

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)*                    /s/ R. Michael Thorfinnson, President

Date: June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ R. Michael Thorfinnson, President

Date: June 20, 2017

By (Signature and Title)*                     /s/ Eric Kleinschmidt, Treasurer

Date: June 20, 2017

* Print the name and title of each signing officer under his or her signature.